Commitments - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2018 EUR (€)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 EUR (€)	Dec. 31, 2016 EUR (€)
Disclosure of commitments [line items]
Net Revenue | €	€ 3,115,000		€ 3,540,000	€ 10,012,000
Royalties percentage on its direct net sales	2.00%	2.00%
Bottom of range [member]
Disclosure of commitments [line items]
Percentage of revenue	5.00%	5.00%
Top of range [member]
Disclosure of commitments [line items]
Percentage of revenue	23.00%	23.00%
CorQuest Inc [member]
Disclosure of commitments [line items]
Share Purchase Agreement Date	Nov. 05, 2014	Nov. 05, 2014
Corquest Medical Inc [member] | Bottom of range [member]
Disclosure of commitments [line items]
Earn-Out royalty | €	€ 0.02
Net Revenue | €	10,000,000
Corquest Medical Inc [member] | Top of range [member]
Disclosure of commitments [line items]
Earn-Out royalty | €	0.04
Net Revenue | €	€ 10,000,000
Celdara Medical [member]
Disclosure of commitments [line items]
Share Purchase Agreement Date	Jan. 21, 2015	Jan. 21, 2015
Celdara Medical [member] | Scenario one [member] | Oncyte LLC
Disclosure of commitments [line items]
Cumulative worldwide net sales		$ 250,000,000
Celdara Medical [member] | Scenario one [member] | Affiliates and sublicensees [member]
Disclosure of commitments [line items]
Percentage of cumulative net sales of products by affiliates and sublicensees based on cumulative worldwide net sales	5.00%	5.00%
Celdara Medical [member] | Scenario two [Member] | Oncyte LLC
Disclosure of commitments [line items]
Cumulative worldwide net sales		$ 500,000,000
Celdara Medical [member] | Scenario two [Member] | Affiliates and sublicensees [member]
Disclosure of commitments [line items]
Percentage of cumulative net sales of products by affiliates and sublicensees based on cumulative worldwide net sales	6.00%	6.00%
Celdara Medical [member] | Scenario three [Member] | Oncyte LLC
Disclosure of commitments [line items]
Cumulative worldwide net sales		$ 1,000,000,000
Celdara Medical [member] | Scenario three [Member] | Affiliates and sublicensees [member]
Disclosure of commitments [line items]
Percentage of cumulative net sales of products by affiliates and sublicensees based on cumulative worldwide net sales	7.00%	7.00%
Celdara Medical [member] | Scenario four [Member] | Affiliates and sublicensees [member]
Disclosure of commitments [line items]
Percentage of cumulative net sales of products by affiliates and sublicensees based on cumulative worldwide net sales	8.00%	8.00%
Celdara Medical [member] | first patient of a Phase II trial [Member]
Disclosure of commitments [line items]
Development and regulatory milestones		$ 6,000,000
Development and regulatory milestones on other preclinical products		4,000,000
Celdara Medical [member] | first patient of the second cohort of the Phase I trial [Member]
Disclosure of commitments [line items]
Development and regulatory milestones		5,000,000
Celdara Medical [member] | first patient of a Phase III trial [Member]
Disclosure of commitments [line items]
Development and regulatory milestones		9,000,000
Development and regulatory milestones on other preclinical products		6,000,000
Celdara Medical [member] | First regulatory approval of CAR-T NKR-2 [Member]
Disclosure of commitments [line items]
Development and regulatory milestones		11,000,000
Development and regulatory milestones on other preclinical products		10,000,000
Celdara Medical [member] | CAR-T NKR-2 is approved for commercialization in the US [Member]
Disclosure of commitments [line items]
Development and regulatory milestones		14,000,000
Development and regulatory milestones on other preclinical products		15,000,000
Celdara Medical [member] | IND to FDA [member]
Disclosure of commitments [line items]
Development and regulatory milestones on other preclinical products		1,500,000
Celdara Medical [member] | Bottom of range [member] | Scenario one [member] | Oncyte LLC
Disclosure of commitments [line items]
Amount of cumulative net sales of products from acquired entity based on first cumulative worldwide net sales		15,000,000
Celdara Medical [member] | Bottom of range [member] | Scenario two [Member] | Oncyte LLC
Disclosure of commitments [line items]
Amount of cumulative net sales of products from acquired entity based on first cumulative worldwide net sales		25,000,000
Celdara Medical [member] | Bottom of range [member] | Scenario two [Member] | Affiliates and sublicensees [member]
Disclosure of commitments [line items]
Cumulative worldwide net sales		250,000,000
Celdara Medical [member] | Bottom of range [member] | Scenario three [Member] | Oncyte LLC
Disclosure of commitments [line items]
Amount of cumulative net sales of products from acquired entity based on first cumulative worldwide net sales		40,000,000
Celdara Medical [member] | Bottom of range [member] | Scenario three [Member] | Affiliates and sublicensees [member]
Disclosure of commitments [line items]
Cumulative worldwide net sales		500,000,000
Celdara Medical [member] | Bottom of range [member] | Scenario four [Member] | Affiliates and sublicensees [member]
Disclosure of commitments [line items]
Cumulative worldwide net sales		1,000,000,000
Celdara Medical [member] | Top of range [member] | Scenario one [member] | Affiliates and sublicensees [member]
Disclosure of commitments [line items]
Cumulative worldwide net sales		250,000,000
Celdara Medical [member] | Top of range [member] | Scenario two [Member] | Affiliates and sublicensees [member]
Disclosure of commitments [line items]
Cumulative worldwide net sales		500,000,000
Celdara Medical [member] | Top of range [member] | Scenario three [Member] | Affiliates and sublicensees [member]
Disclosure of commitments [line items]
Cumulative worldwide net sales		$ 1,000,000,000